Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	As of March 31,
	2019	2020
	$	$

Cash on hand	1	12
Bank deposits	6,874	7,748
Short term investments	1,952	1,067
	8,827	8,827

Short term investments are highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less.